Organization and Description of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of the Business
1. Organization and description of the business
Description of business
Vera Therapeutics, Inc., (the “Company”) is a
late-stage biotechnology
 company focused on developing and commercializing transformative treatments for patients with serious immunological diseases. The Company is headquartered in South San Francisco, California and was incorporated in May 2016 in Delaware. In 2017, the Company acquired all of the outstanding shares of PNA Innovations, Inc. (“PNAi”), which was based in Woburn, Massachusetts.
Reverse stock split
On May 7, 2021, the Company filed a certificate of amendment to its fourth amended and restated certificate of incorporation to effect a
11.5869-for-one
reverse stock split of its issued and outstanding Class A common stock. Adjustments corresponding to the reverse stock split were made to the ratio at which the Company’s redeemable convertible preferred stock converted into Class A common stock. Accordingly, all share and per share amounts related to Class A common stock, stock options and restricted stock awards for all periods presented in the accompanying unaudited condensed financial statements and notes thereto have been retroactively adjusted, where applicable to reflect the reverse stock split.
Initial public offering
On May 13, 2021, the Company’s registration statement on Form
S-1
for its initial public offering (the “IPO”) was declared effective by the Securities and Exchange Commission (the “SEC”), and the shares of its Class A common stock commenced trading on the Nasdaq Global Select Market on May 14, 2021. The IPO closed on May 18, 2021, pursuant to which the Company issued and sold 4,350,000 shares of its Class A common stock at a public offering price of $11.00 per share. On May 20, 2021, the Company issued 652,500 shares of its Class A common stock to the underwriters of the IPO pursuant to the exercise of the underwriters’ option to purchase additional shares. The Company received total net proceeds of $48,411 from the IPO, after deducting underwriting discounts and commissions of $3,852, and offering costs of $2,765. Prior to the completion of the IPO, all shares of redeemable convertible preferred stock then outstanding were converted into 15,464,775 shares of Class A common stock and 309,238 shares of Class B common stock.
Liquidity
Since inception, the Company has been primarily performing research and development activities, establishing and maintaining its intellectual property, hiring personnel and raising capital to support and expand these operations. The Company has incurred recurring net operating losses since its inception and had an accumulated deficit of $107,209 as of September 30, 2021. The Company had cash and cash equivalents of $86,191 as of September 30, 2021, and has not generated positive cash flow from operations. The Company has funded its operations primarily through the issuance of common stock, redeemable convertible preferred stock and convertible notes.
Management believes that the Company’s cash and cash equivalents as of September 30, 2021, will be sufficient to fund its operating expenses and capital expenditure requirements for at least 12 months from the issuance date of these unaudited condensed financial statements. While the Company believes that its current cash and cash equivalents are adequate to meet its needs for the next 12 months, the Company will need to raise additional capital in order to achieve its longer-term business objectives.

1. Organization and description of the business
Description of business
Vera Therapeutics, Inc., (the “Company”) is a clinical stage biotechnology company focused on developing and commercializing transformative treatments for patients with serious immunological diseases. The Company is headquartered in South San Francisco, California and was incorporated in May 2016 in Delaware. In 2017, the Company acquired all of the outstanding shares of PNA Innovations, Inc. (“PNAi”), which was based in Woburn, Massachusetts.
Liquidity
The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result from the outcome of this uncertainty.
The Company has incurred recurring net operating losses since its inception and had an accumulated deficit of $91,447 as of December 31, 2020. The Company had cash and cash equivalents of $53,654 as of December 31, 2020 and has not generated positive cash flow from operations. To date, the Company has been able to fund its operation primarily through the issuance of redeemable convertible preferred stock and convertible notes.
The Company expects to continue to generate operating losses for the foreseeable future. There can be no assurance that the Company will ever earn revenues or achieve profitability or, if achieved, that they will be sustained on a continuing basis. If the Company is unable to obtain funding, the Company will be forced to delay or reduce some or all of its product development programs, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although the Company continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient future funding on terms acceptable to the Company to fund continuing operations, if at all.
The Company believes that it has sufficient resources to fund its operating expenses and capital expenditure requirements for at least 12 months from the issuance date of these financial statements. While the Company believes that its current cash and cash equivalents are adequate to meet its needs for the next 12 months, the Company may need to raise additional equity or borrow funds in order to achieve its longer-term business objectives.